Schedule of Reserved Shares of Common Stock for Future Issuance (Details) - shares	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Class of Stock [Line Items]
Reserved shares of common stock for future issuance	10,282,216	11,811,944		13,978,590
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuance	1,053,849	2,583,577	[1],[2]	4,795,223	[3]
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuance	9,043,234	9,043,234		9,043,234
Common Stock Warrants [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuance	140,133	140,133		140,133
Common Stock Contingent Obligation [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuance	45,000	45,000

[1]	Includes 10,292 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 16 – Stock-based Compensation”).
[2]	Includes 10,292 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 13 – Stock-based Compensation”).
[3]	Includes 2,470,000 stock options as of December 31, 2023 that were early exercised in exchange for non-recourse promissory notes (Refer to “Note 16 – Stock-based Compensation”).